ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 99.5%

Equity Fund – 99.5%
Invesco QQQ Trust Series 1	116,186	$56,706,901
SPDR S&P 500 ETF Trust	97,606	56,002,418
Total Exchange Traded Funds (Cost $87,262,762)		112,709,319

MONEY MARKET FUND – 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.89%(a) (Cost $428,178)	428,178	428,178

Total Investments – 99.9% (Cost $87,690,940)		113,137,497
Other Assets in Excess of Liabilities – 0.1%		102,307
Net Assets – 100.0%		$113,239,804

(a)	Rate shown reflects the 7-day yield as of September 30, 2024.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$112,709,319	$–	$–	$112,709,319
Money Market Fund	428,178	–	–	428,178
Total	$113,137,497	$–	$–	$113,137,497

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Equity Fund	99.5%
Money Market Fund	0.4
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%